SEMPER BRENTVIEW DIVIDEND GROWTH EQUITY FUND
Schedule of Investments - February 28, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Aerospace & Defense - 2.8%
L3Harris Technologies, Inc.	351	$88,561
Banks - 4.8%
JPMorgan Chase & Co.	553	78,415
PNC Financial Services Group Inc.	359	71,531
		149,946
Beverages - 2.1%
PepsiCo, Inc.	403	65,987
Biotechnology - 4.9%
AbbVie, Inc.	1,040	153,681
Building Products - 2.5%
Trane Technologies Plc - ADR	508	78,196
Capital Markets - 7.0%
BlackRock, Inc.	77	57,280
CME Group, Inc.	362	85,624
Morgan Stanley	852	77,310
		220,214
Chemicals - 2.7%
Linde Plc - ADR	290	85,040
Electric Utilities - 3.3%
NextEra Energy, Inc.	1,313	102,769
Electronic Equipment, Instruments & Components - 1.7%
CDW Corp.	315	54,325
Food Products - 3.5%
Hormel Foods Corp.	1,018	48,498
Mondelez International, Inc.	945	61,878
		110,376
Health Care Equipment & Supplies - 2.3%
Medtronic Plc - ADR	676	70,973
Health Care Providers & Services - 5.3%
UnitedHealth Group, Inc.	350	166,554
Household Products - 1.6%
Colgate-Palmolive Co.	648	49,864
Industrial Conglomerates - 1.9%
Honeywell International, Inc.	306	58,064
Insurance - 2.8%
Fidelity National Financial, Inc.	943	44,925
Marsh & McLennan Companies, Inc.	281	43,670
		88,595
IT Services - 4.8%
Accenture Plc - ADR	310	97,966
Visa Inc.	248	53,598
		151,564
Media - 2.4%
Comcast Corp. - Class A	1,613	75,424
Multi-Utilities - 1.4%
WEC Energy Group, Inc.	488	44,349
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	784	112,896
Pharmaceuticals - 2.1%
Johnson & Johnson	408	67,145
Road & Rail - 3.2%
Union Pacific Corp.	407	100,101
Semiconductors & Semiconductor Equipment - 4.6%
Lam Research Corp.	104	58,380
Texas Instruments Inc.	504	85,675
		144,055
Software - 8.1%
Microsoft Corp.	721	215,428
Oracle Corp.	501	38,061
		253,489
Specialty Retail - 6.2%
Lowe's Companies, Inc.	548	121,140
TJX Companies, Inc.	1,095	72,380
		193,520
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc.	1,264	208,712
Tobacco - 2.5%
Philip Morris International Inc.	784	79,239
Total Common Stocks (cost $2,862,146)		2,973,639

REITS - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	231	52,407
Realty Income Corp.	849	56,110
Total REITS (cost $119,641)		108,517

MONEY MARKET FUND - 3.1%
First American Government Obligations Fund - Class Z, 0.02% (b)	96,303	96,303
Total Money Market Fund (cost $96,303)		96,303

Total Investments (cost $3,078,090) - 101.3%		3,178,459
Liabilities less Other Assets - (1.3)%		(39,919)
TOTAL NET ASSETS - 100.0%		$3,138,540

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Semper Brentview Dividend Growth Equity Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$75,424	$-	$-	$75,424
Consumer Discretionary	193,520	-	-	193,520
Consumer Staples	305,466	-	-	305,466
Energy	112,896	-	-	112,896
Financials	458,755	-	-	458,755
Health Care	458,353	-	-	458,353
Industrials	324,922	-	-	324,922
Information Technology	812,145	-	-	812,145
Materials	85,040	-	-	85,040
Utilities	147,118	-	-	147,118
Total Common Stocks	2,973,639	-	-	2,973,639
REITS	108,517	-	-	108,517
Money Market Fund	96,303	-	-	96,303
Total Investments	$3,178,459	$-	$-	$3,178,459

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.